CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Line Items]
Total revenues	¥ 27,752	¥ 28,339	¥ 31,244
Cost of revenues	(17,957)	(19,566)	(21,840)
Gross profit	9,795	8,773	9,404
Selling and marketing expenses	(897)	(1,144)	(2,678)
General and administrative expenses	(4,121)	(4,413)	(4,009)
Total operating expenses	(5,018)	(5,557)	(6,687)
Interest income	1,052	711	530
Other gains, net	230	516	553
Operating profit	6,059	4,443	3,800
Share of net (loss)/profit of investments accounted for using equity method	127	38	(47)
Finance costs	(141)	(108)	(121)
Profit before income tax	6,045	4,373	3,632
Income tax expense	(825)	(534)	(417)
Profit for the year	5,220	3,839	3,215
Attributable to:
Equity holders of the Company	4,920	3,677	3,029
Non-controlling interests	300	162	186
Profit for the year	¥ 5,220	¥ 3,839	¥ 3,215
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 1.58	¥ 1.15	¥ 0.91
Diluted	1.55	1.14	0.9
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	3.15	2.3	1.82
Diluted	¥ 3.11	¥ 2.27	¥ 1.8
Online Music Services [Member]
Income Statement [Line Items]
Total revenues	¥ 17,325	¥ 12,483	¥ 11,467
Social Entertainment Services And Others [Member]
Income Statement [Line Items]
Total revenues	¥ 10,427	¥ 15,856	¥ 19,777